Cover	Feb. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 18, 2025
Entity File Number	1-3863
Entity Registrant Name	L3HARRIS TECHNOLOGIES, INC.
Entity Central Index Key	0000202058
Entity Tax Identification Number	34-0276860
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1025 West NASA Blvd.
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32919
City Area Code	321
Local Phone Number	727-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	LHX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false